Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Brendan Wood TopGun ETF
Shareholder Report [Line Items]
Fund Name	Brendan Wood TopGun ETF
Class Name	Brendan Wood TopGun ETF
Trading Symbol	BWTG
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brendan Wood TopGun ETF for the period of November 9, 2023 (commencement of operations) to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at brendanwoodtopgunetf.com. You can also request this information by contacting us at (833) 759-6110.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	brendanwoodtopgunetf.com
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brendan Wood TopGun ETF	$91¹	0.95%²

¹ Costs are for the period of November 9, 2023 to August 31, 2024. Costs for a full annual period would be higher.² Annualized. The advisor waived part of its management fee to limit total expenses. Had the advisor not waived part of its management fee, costs would be higher.

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the fund perform?

For the period of November 9, 2023 to August 31, 2024, the Fund achieved a return of 36.02% and in comparison the S&P 500® Index returned 31.50% during the same period.

What key factors affected the Fund’s performance?

The Fund’s performance was primarily due to strong stock selection in areas like semiconductors, banking, and real estate investment trusts (REITs). U.S. stocks overall experienced robust growth as investors prioritized companies with solid fundamentals and high potential. This focus on growth and quality was particularly beneficial to sectors such as those mentioned above, which saw positive returns as they capitalized on favorable market conditions.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment) * Inception
Average Annual Return [Table Text Block]	Annual Performance
Returns Since Inception (11/09/23)
Brendan Wood TopGun ETF - NAV	36.02%
Brendan Wood TopGun ETF - Market	36.18%
S&P 500 Index®	31.50%

Performance Inception Date	Nov. 09, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Net Assets	$ 7,467,000
Holdings Count | Holdings	25
Advisory Fees Paid, Amount	$ 40,143
Investment Company, Portfolio Turnover	19.12%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)

Fund Net Assets (Thousands)	$7,467
Number of Holdings	25
Total Advisory Fee Paid	$40,143
Portfolio Turnover Rate	19.12%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings
Nvidia Corp.	5.79%
The Progressive Corp.	5.13%
Costco Wholesale Corp.	4.47%
Transdigm Group, Inc.	4.45%
JPMorgan Chase & Co.	4.28%
Brookfield Corp.	4.21%
AvalonBay Communities, Inc.	4.16%
Waste Connections, Inc.	4.09%
T-Mobile US, Inc.	4.00%
HCA Healthcare, Inc.	3.97%